Accounts Payable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Current Liabilities

(in millions)	2020	2019
Trade accounts payable	$707	$754
Employee compensation and benefits payable	248	229
Dividends payable	241	228
Accrued taxes other than income taxes	224	223
Interest payable	215	212
Customer and other deposits	214	226
Gas and fuel cost payable	188	225
Fair value of derivatives (Note 27)	56	83
Manufactured gas plant site remediation (Note 16)	31	31
Employee future benefits (Note 25)	26	24
Other	171	167
	$2,321	$2,402